Lease liabilities (Details) - CAD ($)	6 Months Ended	9 Months Ended
	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2019
Disclosure of maturity analysis of lease payments [line items]
Future minimum lease payments	$ 1,558,032
Interest	214,366
Present value of minimum lease payments	$ 1,343,666
Current portion of lease liabilities		$ 660,287	$ 604,886
Non-current portion of lease liabilities		683,379	$ 858,790
Less than one year
Disclosure of maturity analysis of lease payments [line items]
Future minimum lease payments		744,541
Interest		84,254
Present value of minimum lease payments		660,287
Between one and five years
Disclosure of maturity analysis of lease payments [line items]
Future minimum lease payments		617,447
Interest		117,534
Present value of minimum lease payments		499,913
More than five years
Disclosure of maturity analysis of lease payments [line items]
Future minimum lease payments		196,044
Interest		12,578
Present value of minimum lease payments		$ 183,466